Net (Loss) Income Per Share (Details Textual) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Net (Loss) Income Per Share (Textual)
Shares exercise excluded from computation of diluted net loss per share	1,049,701	606,754	980,588	573,110
Unvested restricted stock	158,571